Securities (Details 3) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Held-to-Maturity Amortized Cost
Due in one year or less	$ 817
Due after one year through five years	3,118
Due after five years through ten years	1,659
Due after ten years	0
Securities held to maturity	6,052	$ 6,575
Held-to-Maturity Fair Value
Due in one year or less	817
Due after one year through five years	3,080
Due after five years through ten years	1,670
Due after ten years	0
Fair Value	6,030	6,588
Mortgage-backed securities - residential
Held-to-Maturity Amortized Cost
Securities held to maturity	458	637
Held-to-Maturity Fair Value
Fair Value	$ 463	$ 646